Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ATLAS CORP.
Entity Central Index Key	0001794846
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	333-229312
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
Entity Common Stock, Shares Outstanding	215,713,377
Entity Preferred Stock, Shares Outstanding	0
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
City Area Code	+44
Local Phone Number	20 7788 7819
Contact Personnel Name	Ryan Courson
Contact Personnel Fax Number	+ 44 843 320 5270
Series D Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	5,093,728
Title of 12(b) Security	Series D Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PD
Security Exchange Name	NYSE
Series E Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	5,415,937
Title of 12(b) Security	Series E Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PE
Security Exchange Name	NYSE
Series G Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	7,800,800
Title of 12(b) Security	Series G Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PG
Security Exchange Name	NYSE
Series H Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	9,025,105
Title of 12(b) Security	Series H Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	6,000,000
Title of 12(b) Security	Series I Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PI
Security Exchange Name	NYSE
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value of $0.01 per share
Trading Symbol	ATCO
Security Exchange Name	NYSE